Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation
Schedule of valuation of stock options using Binomial option pricing model to estimate fair value

For the year ended December 31,
	2018	2019	2020
Stock options:
Contractual term (in years)	10.00-10.00	9.92-10.00	10.00-10.00
Expected volatility	48.0%-49.2%	48.1%-51.0%	51.0%-58.0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	2.7%-2.9%	1.68%-2.69%	0.66%-1.92%
Expected forfeiture rate (post-vesting)	—	—	—

Schedule of option activities

			Weighted
		Weighted	Average
		Average	Remaining			Weighted Average
	Options	Exercise	Contractual	Aggregate Intrinsic		Grant Date Fair
	Outstanding	Price	Life	Value		Value
		US$	(In years)	US$	RMB	US$	RMB
December 31, 2018	27,856,130	0.2124	6.84	7,491	51,507	0.5285	3.6335
Granted	3,272,000	0.2513	—	—	—	0.3293	2.2925
Exercised	(5,001,660)	0.1244	—	—	—	0.4723	3.2877
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(2,771,965)	0.3574	—	—	—	0.6901	4.8045
December 31, 2019	23,354,505	0.2194	6.14	10,165	70,769	0.4934	3.4351
Granted	2,149,975	0.6756	—	—	—	1.0778	7.0326
Exercised	(5,103,015)	0.2887	—	—	—	0.6098	3.9786
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(1,051,660)	0.5973	—	—	—	0.5776	3.7688
December 31, 2020	19,349,805	0.2313	5.40	30,495	198,983	0.5231	3.4132
Vested and expected to vest as of December 31, 2020	18,938,475	0.2273	5.19	29,924	195,254	0.5341	3.4850
Exercisable as of December 31, 2020	14,374,220	0.1477	4.12	23,856	155,662	0.4997	3.2604

Summary of the restricted share units' activities

	Number of	Weighted Average
	RSUs	Grant Date Fair Value
		US$	RMB
December 31, 2018	8,051,639	0.79	5.44
Granted	4,245,970	0.51	3.55
Vested	(2,938,710)	0.76	5.29
Forfeited	(1,121,259)	0.70	4.87
December 31, 2019	8,237,640	0.66	4.59
Granted	3,110,895	1.17	7.63
Vested	(3,673,275)	0.70	4.59
Forfeited	(245,236)	0.55	3.58
December 31, 2020	7,430,024	0.86	5.59